Cash and cash equivalents (Details) - CLP ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Cash and Cash Equivalents [Line Items]
Cash on hand		$ 242,308	$ 221,071	$ 97,228
Bank balances		71,393,732	64,085,358	45,389,589
Cash		71,636,040	64,306,429	45,486,817
Time deposits		4,356,420	46,723,278	4,804,224
Securities purchased under resale agreements	[1]	101,077,015	196,319,058	102,695,758
Investments in mutual funds		5,888,424	10,194,222	16,586,749
Short term investments classified as cash equivalents		106,965,439	206,513,280	119,282,507
Cash equivalents		111,321,859	253,236,558	124,086,731
Overnight deposits		13,411,325	1,471,063	471,054
Total other cash and cash equivalents		13,411,325	1,471,063	471,054
Total		$ 196,369,224	$ 319,014,050	$ 170,044,602	$ 134,033,183

[1]	All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.